Related party transactions and balances (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions And Balances
Professional fees			$ 50,588
Salaries and benefits	490,108	271,250	398,307
Share-based payments	128,000		702,000
Directors’ fees	52,500	120,000	140,000
Total	$ 670,608	$ 391,250	$ 1,290,895